Unaudited Condensed Consolidated Statement of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Net (loss) income and comprehensive (loss) income	$ (64,424)	$ 938
Adjustments to reconcile net loss to net cash provided by operations:
Share-based compensation	8,522	1,259
Depreciation and amortization	1,083	1,396
Transaction expenses related to the Merger	3,132	0
Amortization of right-of-use assets	1,056	651
Impairment of right-of-use assets	265	0
Bad debt allowance	302	100
Change in fair value of warrant liabilities	25,959	908
Settlement of related party promissory notes	5,517	0
Other	0	71
Changes in operating assets and liabilities:
Accounts receivable	2,017	(331)
Prepaid expenses and other assets	(918)	(537)
Accounts payable	861	(926)
Accrued expenses and other current liabilities	(741)	(3,572)
Accrued compensation and benefits	(11,606)	(340)
Operating lease liabilities	(1,202)	(860)
Net cash used in operating activities	(30,177)	(1,243)
Cash flows from investing activities:
Purchases of property and equipment	(11)	0
Capitalized internal-use software development costs	(1,681)	(117)
Net cash used in investing activities	(1,692)	(117)
Cash flows from financing activities:
Proceeds from the Merger	7,865	0
Proceeds from issuance of private placement	208,000	0
Payments for offering costs	(56,379)	0
Proceeds from exercise of options, including proceeds from repayment of promissory notes	105	432
Repayment of notes payable	0	(2,863)
Net cash provided by (used in) financing activities	159,591	(2,431)
Net increase (decrease) in cash and cash equivalents	127,722	(3,791)
Cash, cash equivalents and restricted cash, beginning of the period	76,404	42,179
Cash, cash equivalents and restricted cash, end of the period	204,126	38,388
Supplemental disclosures of cash flow information:
Cash paid for interest	0	642
Supplemental disclosure of non-cash investing and financing activities:
Property and equipment purchases not yet paid	95	0
Deferred offering costs accrued and not yet paid	473	0
Capitalized internal-use software development costs accrued and not yet paid	360	101
Reclassification of deferred offering costs to equity	5,923	0
Conversion of preferred stock	246,049	0
Conversion of May 2020 and October 2020 preferred stock warrants of Legacy Forge to common stock warrants	2,949	0
Non-cash assets acquired in the Merger	193	0
Warrants issued in connection with FPA	3,080	0
Assumption of merger warrants liability	13,983	0
Recapitalization of Legacy Forge common stock	5	0
Vesting of early exercised stock options and restricted stock awards	409	11
Issuance of common stock upon settlement of promissory notes	4,207	0
Early excercise of common stock options upon settlement of related party promissory notes	$ 1,310	$ 0